Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Without Sales Load [Member] | C000094762
Average Annual Return [Line Items]
Average Annual Return, Percent	1.00%	4.10%	0.59%	1.03%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.98%)	2.12%	(0.76%)	0.89%
BB MBS/BB Short Treasury 50/50 Blend
Average Annual Return [Line Items]
Average Annual Return, Percent	0.79%	3.86%	0.72%	1.24%
Bloomberg Short Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%	5.42%	2.12%	1.53%